Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Multi-Manager Small Cap Equity Strategies Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Manager Small Cap Equity Strategies Fund
Class Name	Institutional Class
Trading Symbol	CZMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multi-Manager Small Cap Equity Strategies Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 49	0.99% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99% [1]
Net Assets	$ 2,186,288,116
Holdings Count | Holding	820
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,186,288,116
Total number of portfolio holdings	820
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Casella Waste Systems, Inc., Class A	1.5%
Descartes Systems Group, Inc. (The)	1.1%
Clearwater Analytics Holdings, Inc., Class A	1.0%
Simpson Manufacturing Co., Inc.	0.9%
Merit Medical Systems, Inc.	0.9%
RBC Bearings, Inc.	0.9%
Construction Partners, Inc., Class A	0.9%
FirstService Corp.	0.9%
Exponent, Inc.	0.8%
AAON, Inc.	0.8%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top
Holdings
Casella Waste Systems, Inc., Class A	1.5%
Descartes Systems Group, Inc. (The)	1.1%
Clearwater Analytics Holdings, Inc., Class A	1.0%
Simpson Manufacturing Co., Inc.	0.9%
Merit Medical Systems, Inc.	0.9%
RBC Bearings, Inc.	0.9%
Construction Partners, Inc., Class A	0.9%
FirstService Corp.	0.9%
Exponent, Inc.	0.8%
AAON, Inc.	0.8%

[1]	Annualized.